Significant Accounting Policies - Summary of the Depreciation Rates for Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Plant and machinery [member]
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation method	Straight line
Depreciation Rate	20.00%
Furniture & Fittings [member]
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation method	Straight line
Depreciation Rate	20.00%
Computer equipment [member]
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation method	Straight line
Depreciation Rate	33.00%
Motor vehicles [member]
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation method	Straight line
Depreciation Rate	20.00%